Expense Example - TDAQ Lift ETF - TDAQ Lift ETF Class	Jan. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	$ 441